Income Taxes - Accounting for Uncertainty in Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 31
Capital lease obligations	12	12
Unrecognized Tax Benefits, No Significant Changes Expected, Period	12 months
Unrecognized Tax Benefits, Interest on Income Taxes Expense	5	(1)	2
Unrecognized Tax Benefits, Income Tax Penalties Expense	1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - Beginning Balance	34	30	25	42
Gross decreases-tax positions in prior periods			2
Gross increases-current period tax positions	5		3
Gross increases-tax positions in prior periods	8	7
Reduction due to lapse of statute of limitations	$ (5)	$ (3)